Earnings Per Share - Summary of Reconciliation of Earnings Used To Calculate Earnings Per Share (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Owners of the parent	£ 6,666	£ 6,801	£ 6,400
Coupon on perpetual hybrid bonds	(60)	(15)	0
Tax on coupon on perpetual hybrid bonds	11	3	0
Earnings	£ 6,617	£ 6,789	£ 6,400